long-term debt - TELUS Corporation credit facility (Details) $ in Millions, $ in Millions	Jun. 30, 2019 USD ($) item	Jun. 30, 2019 CAD ($) item	Dec. 31, 2018 CAD ($)	Jun. 30, 2018 CAD ($)
TELUS Corporation credit facility
Net available		$ 1,957	$ 1,476
Gross available		2,250	2,250
Long-term debt		$ 16,579	14,101	$ 14,145
TELUS Corporation credit facility
TELUS Corporation credit facility
Number of financial ratio tests | item	2	2
Gross available		$ 2,250
Letters of credit outstanding		$ 182	184
TELUS Corporation credit facility | Maximum
TELUS Corporation credit facility
Net debt to operating cash flow ratio	4.00	4.00
TELUS Corporation credit facility | Minimum
TELUS Corporation credit facility
Operating cash flow to interest expense ratio	2.00	2.00
TELUS Corporation commercial paper
TELUS Corporation credit facility
Gross available		$ 1,400	1,400
Long-term debt	$ 224	293	$ 774
Innovation, Science and Economic Development
TELUS Corporation credit facility
Maximum letter of credit required to participate in wireless spectrum auction		$ 880